Accounts Payable and Accrued Liabilities	12 Months Ended
Aug. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

11.      Accounts Payable and Accrued Liabilities

	August 31 2020 $	August 31 2019 $
Accounts Payable
Trades payable	45,080	31,463
Sales tax payable	—	63,616
Accrued Liabilities
Corporate tax payable	3,834	—
Trades payable	38,006	41,332
Total	86,920	136,411